Statements of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Investments in Affiliated Trading Companies, cost	$ 12,202,514	$ 10,908,721
Class A [Member]
PARTNERS' CAPITAL (in units)	7,966.490	9,712.725
Class B [Member]
PARTNERS' CAPITAL (in units)	1,544.368	1,645.070
Class C [Member]
PARTNERS' CAPITAL (in units)	2,039.850	2,039.850
Class Z [Member]
PARTNERS' CAPITAL (in units)	119.912	145.959
Meritage Futures Fund LP [Member]
Investments in Affiliated Trading Companies, cost	$ 13,118,174	$ 15,253,383
Meritage Futures Fund LP [Member] | Class A [Member]
PARTNERS' CAPITAL (in units)	12,689.809	15,904.741
Meritage Futures Fund LP [Member] | Class B [Member]
PARTNERS' CAPITAL (in units)	1,151.594	1,884.501
Meritage Futures Fund LP [Member] | Class C [Member]
PARTNERS' CAPITAL (in units)	770.786	770.786
Meritage Futures Fund LP [Member] | Class Z [Member]
PARTNERS' CAPITAL (in units)	179.381	193.562